Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	KNOP
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,567,500
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,567,500